Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities	$ 42,072	$ 51,453
Transfers in and/or (out of ) Level 3	14	0
Funds withheld assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value option, assets carrying amount	4,160	3,632
Level 3 | Unobservable Inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities	$ 9	$ 2